(5) Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accrued Liabilities (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Accrued Liabilities

	2012	2011
Accrued payroll, taxes and employee benefits	$ 701,537	$ 749,509
Accrued royalties	641,446	-
Accrued consulting	352,072	370,658
Accrued taxes - foreign and domestic	271,240	-
Accrued board of directors fees	265,000	153,101
Accrued other expenses	197,512	110,810
Accrued acquisition costs payable in cash	149,626	272,500
Accrued acquisition costs payable in cash to a related-party	149,626	272,500
Accrued settlement costs	50,000	276,712
Accrued outside services	38,630	28,294
Accrued interest	37,937	26,329
Accrued warranty and manufacturing costs	30,622	66,622
Accrued indigent fees	28,518	39,175
Accrued cost of revenues	28,397	42,026
Accrued cellular costs	27,662	32,299
Accrued administration fees	16,609	29,900
Accrued legal costs	14,628	215,895
Accrued inventory costs	-	26,900
Total accrued expenses	$ 3,001,062	$ 2,713,230